UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SMASh SERIES M FUND

FORM N-Q
January 31, 2009

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series M Portfolio, at value $97,777,422.

1. Organization and Significant Accounting Policies

SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series M Portfolio (the “Portfolio”) a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (99.99% at January 31, 2009) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

SMASh Series M Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Face
Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 81.7%
FHLMC— 21.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
$8,428	5.334% due 2/1/32 (a)(b)	$8,413
529,408	5.500% due 11/1/35 (b)	542,655
537,029	5.633% due 5/1/37 (a)(b)	555,614
18,937,603	Gold, 5.500% due 12/1/37-4/1/38 (b)	19,395,786
317,997	One Year CMT ARM, 5.879% due 3/1/33 (a)(b)	318,244
	TOTAL FHLMC	20,820,712
FNMA— 53.0%
	Federal National Mortgage Association (FNMA):
4,300,000	5.000% due 2/18/24-2/12/39 (b)(c)	4,383,235
6,070,000	5.500% due 2/18/24-2/12/39 (b)(c)	6,235,216
2,200,000	6.000% due 2/18/24-3/17/24 (b)(c)	2,283,969
33,613	5.060% due 5/1/32 (a)(b)	33,562
139,006	5.593% due 7/1/32 (a)(b)	142,012
151,200	4.619% due 1/1/33 (a)(b)	150,762
24,933,652	5.000% due 1/1/35-3/1/38 (b)	25,415,213
1,889,019	5.500% due 11/1/36-6/1/38 (b)	1,936,249
994,121	4.500% due 6/1/37-2/1/38 (b)	1,002,308
4,496,657	6.000% due 6/1/37-12/1/47 (b)	4,625,550
5,400,000	6.500% due 2/12/39 (b)(c)	5,625,283
	TOTAL FNMA	51,833,359
GNMA— 7.4%
	Government National Mortgage Association (GNMA):
2,800,000	5.000% due 2/19/39-3/18/39 (c)	2,845,063
2,400,000	6.000% due 2/19/39-3/18/39 (c)	2,466,268
1,800,000	6.500% due 2/19/39 (c)	1,866,094
	TOTAL GNMA	7,177,425
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $77,992,898)	79,831,496
ASSET-BACKED SECURITIES — 10.8%
FINANCIALS — 10.8%
Automobiles — 0.1%
100,000	Superior Wholesale Inventory Financing Trust, 0.433% due 1/15/12 (a)	70,113
Home Equity — 8.4%
87,827	ABFS Mortgage Loan Trust, 0.889% due 4/25/34 (a)(d)	75,501
	ACE Securities Corp.:
102,046	0.519% due 2/25/31 (a)	73,368
136,428	0.789% due 8/25/45 (a)	110,571
34,515	AFC Home Equity Loan Trust, 0.689% due 6/25/30 (a)	17,736
89,257	Amortizing Residential Collateral Trust, 0.669% due 1/1/32 (a)	44,629
14,148	Asset-Backed Securities Corp., Home Equity Loan Trust, 0.873% due 11/15/31 (a)	11,174
600,000	Bayview Financial Acquisition Trust, 0.936% due 2/28/40 (a)(d)(e)	300,000
	Bear Stearns Asset-Backed Securities Trust:
128,732	0.739% due 9/25/34 (a)	121,796
182,521	0.669% due 2/25/36 (a)	154,962
161,170	1.639% due 8/25/37 (a)	116,093
33,740	Bravo Mortgage Asset Trust, 0.519% due 7/25/36 (a)(d)(e)	32,053
45,182	CDC Mortgage Capital Trust, 1.009% due 1/25/33 (a)	28,843
650,555	Citigroup Mortgage Loan Trust Inc., 0.789% due 11/25/46 (a)(d)(e)	244,177
	Countrywide Asset-Backed Certificates:
87,465	1.049% due 4/25/32 (a)	61,110

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
Home Equity — 8.4% (continued)
$17,598	1.129% due 2/25/33 (a)	$8,198
233,551	0.889% due 8/26/33 (a)	134,361
208,092	Countrywide Home Equity Loan Trust, 5.900% due 8/15/37 (a)(e)	102,945
	Ellington Loan Acquisition Trust:
203,382	1.389% due 5/26/37 (a)(d)	173,435
200,000	1.639% due 5/29/37 (a)(d)	95,220
294,164	EMC Mortgage Loan Trust, 0.839% due 12/25/42 (a)(d)	206,293
54,571	FBR Securitization Trust, 0.649% due 10/25/35 (a)	52,072
134,003	Fremont Home Loan Trust, 0.489% due 8/25/36 (a)	105,064
	GMAC Mortgage Corp. Loan Trust:
209,983	1.139% due 2/25/31 (a)(d)	166,525
157,834	0.599% due 11/25/36 (a)(e)	91,560
170,944	0.459% due 12/25/36 (a)	62,542
	GSAA Home Equity Trust:
2,880,000	0.709% due 4/25/37 (a)(e)	719,931
2,780,000	0.689% due 5/25/47 (a)	1,003,142
161,042	GSAMP Trust, 0.789% due 2/25/33 (a)	115,629
	Lehman XS Trust:
121,201	0.479% due 2/25/37 (a)(e)	57,072
137,534	0.519% due 6/25/37 (a)	99,575
739,312	Merrill Lynch First Franklin Mortgage Loan Trust, 1.889% due 10/25/37 (a)(e)	676,492
10,670	Morgan Stanley ABS Capital I, 0.709% due 3/25/35 (a)	6,945
	Morgan Stanley Mortgage Loan Trust:
104,419	0.479% due 9/25/36 (a)	83,508
43,594	0.509% due 10/25/36 (a)	39,308
105,949	Natixis Real Estate Capital Trust, 0.519% due 7/25/37 (a)(e)	74,168
	RAAC Series:
82,674	0.659% due 5/25/36 (a)(d)	62,797
1,555,146	1.589% due 9/25/47 (a)	1,348,501
20,444	Renaissance Home Equity Loan Trust, 0.819% due 6/25/33 (a)	13,100
35,497	SACO I Trust, 1.214% due 9/25/35 (a)	11,230
588,300	Securitized Asset Backed Receivables LLC, 0.619% due 2/25/37 (a)	267,293
140,551	SG Mortgage Securities Trust, 0.629% due 12/25/36 (a)(e)	85,798
6,264	Southern Pacific Secured Assets Corp., 0.729% due 7/25/29 (a)	4,133
	Structured Asset Securities Corp.:
77,342	0.689% due 4/25/31 (a)(d)(e)	42,595
1,238,193	0.639% due 11/25/37 (a)(e)	897,982
46,137	Wachovia Asset Securitization Inc., 0.819% due 12/25/32 (a)	35,739
	Total Home Equity	8,235,166
Manufactured Housing — 1.0%
710,000	Bank of America Manufactured Housing Contract Trust, 6.900% due 4/10/28 (a)	971,595
Student Loan — 1.3%
110,241	MSCC HELOC Trust, 0.579% due 7/25/17 (a)	66,633
1,300,000	Nelnet Student Loan Trust, 2.639% due 4/25/24 (a)	1,088,631
3,485	Residential Asset Mortgage Products Inc., 1.069% due 3/25/33 (a)	1,551
78,205	SLM Student Loan Trust, 1.149% due 7/25/17 (a)	77,342
	Total Student Loan	1,234,157
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $15,142,781)	10,511,031
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0%
45,388	Adjustable Rate Mortgage Trust, 5.020% due 1/25/36 (a)	30,665
123,067	American Home Mortgage Assets, 0.579% due 9/25/46 (a)	49,490
300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46	221,845
	Banc of America Funding Corp.:

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0% (continued)
$113,243	4.199% due 6/20/35 (a)	$49,700
2,235,544	5.981% due 5/20/36 (a)	1,203,553
2,123,571	BCAP LLC Trust, 0.579% due 10/25/36 (a)	962,966
1,596,080	Bear Stearns Alt-A Trust, 0.739% due 9/25/34 (a)	833,405
	Bear Stearns ARM Trust:
51,089	4.265% due 1/25/35 (a)	38,653
122,644	4.983% due 1/25/35 (a)	97,044
683,223	Bear Stearns Second Lien Trust, 0.609% due 12/25/36 (a)(d)	368,647
223,089	Chevy Chase Mortgage Funding Corp., 0.669% due 1/25/35 (a)(d)	196,884
1,526,251	Commercial Mortgage Lease-Backed Certificates, 6.746% due 6/20/31 (d)	1,496,624
	Countrywide Alternative Loan Trust:
153,427	0.629% due 6/25/35 (a)	70,609
116,743	0.589% due 7/20/35 (a)	57,913
62,248	0.589% due 5/20/46 (a)	22,967
201,824	0.579% due 9/25/46 (a)	72,134
176,709	0.519% due 3/25/47 (a)	70,050
	Countrywide Home Loans:
361,282	0.789% due 9/25/35 (a)(d)	278,313
47,282	0.639% due 3/25/36 (a)	21,454
160,944	Mortgage Pass-Through Trust, 0.689% due 5/25/35 (a)	75,481
153,441	Credit Suisse First Boston Mortgage Securities Corp., 1.039% due 11/25/31 (a)	128,840
	Credit Suisse Mortgage Capital Certificates:
2,000,000	5.658% due 3/15/39 (a)	1,510,007
531,000	5.467% due 9/15/39	345,732
1,090,000	Deutsche Mortgage Securities Inc., 5.100% due 6/26/35 (a)(d)	541,745
340,318	Downey Savings & Loan Association Mortgage Loan Trust, 2.973%
	due 3/19/47 (a)	85,452
	GSMPS Mortgage Loan Trust:
788,333	0.739% due 3/25/35 (a)(d)	601,223
159,165	0.739% due 9/25/35 (a)(d)	114,538
	GSR Mortgage Loan Trust:
80,956	5.290% due 12/25/34 (a)	41,503
121,968	0.829% due 5/25/35 (a)	69,689
	Harborview Mortgage Loan Trust:
164,180	0.559% due 5/19/47 (a)	67,220
173,864	0.554% due 7/19/47 (a)	73,348
242,413	1.389% due 11/25/47 (a)	94,049
554,739	IMPAC Secured Assets Corp., 0.709% due 3/25/36 (a)	257,088
563,225	Indymac INDA Mortgage Loan Trust, 6.178% due 11/25/37 (a)	368,396
	Indymac Index Mortgage Loan Trust:
88,407	0.689% due 7/25/35 (a)	40,934
188,490	0.589% due 6/25/47 (a)	83,023
543,401	La Hipotecaria SA, 5.250% due 12/23/36 (a)(d)	402,117
	Lehman XS Trust:
162,753	0.689% due 11/25/35 (a)	75,401
156,897	0.649% due 2/25/46 (a)	65,324
333,641	0.609% due 4/25/46 (a)	131,370
129,810	(Structured Asset Securities Corp.), 0.689% due 11/25/35 (a)	62,064
	Luminent Mortgage Trust:
81,503	0.559% due 12/25/36 (a)	36,282
159,416	0.579% due 5/25/46 (a)	71,093
	MASTR ARM Trust:
271,257	4.194% due 5/25/34 (a)	267,009
122,799	5.080% due 9/25/35 (a)	54,324
2,027,422	5.651% due 11/25/35 (a)(d)	1,217,198
200,000	0.689% due 5/25/47 (a)	23,024

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0% (continued)
$2,289,056	Merrill Lynch Mortgage Investors Trust, 5.840% due 3/25/36 (a)	$1,167,507
373,152	Morgan Stanley Mortgage Loan Trust, 0.609% due 2/25/47 (a)	152,934
46,094	Provident Funding Mortgage Loan Trust, 5.658% due 5/25/35 (a)	34,161
	Residential Accredit Loans Inc.:
183,614	0.639% due 2/25/36 (a)	66,514
2,580,000	6.000% due 8/25/36	1,199,700
2,295,707	0.749% due 1/25/37 (a)	620,354
174,761	0.539% due 2/25/37 (a)	70,249
88,441	Structured Adjustable Rate Mortgage Loan Trust, 0.709% due 10/25/35 (a)	42,062
	Structured Asset Mortgage Investments Inc.:
324,195	0.619% due 2/25/36 (a)	145,474
333,517	0.599% due 4/25/36 (a)	147,760
367,732	0.599% due 8/25/36 (a)	147,740
273,503	0.589% due 9/25/37 (a)	226,616
	Thornburg Mortgage Securities Trust:
394,454	6.201% due 9/25/37 (a)	308,623
410,916	6.209% due 9/25/37 (a)	313,058
469,400	0.494% due 5/25/46 (a)	436,905
508,140	0.499% due 6/25/46 (a)	499,083
1	0.641% due 11/25/46 (a)	1
	WaMu Mortgage Pass-Through Certificates:
1,060,000	5.948% due 8/25/36 (a)(e)	528,482
124,498	0.709% due 1/25/45 (a)	63,091
232,774	3.123% due 1/25/46 (a)	104,748
258,644	3.013% due 9/25/46 (a)	95,698
	Washington Mutual Inc.:
535,012	0.789% due 1/25/45 (a)	171,860
498,858	0.709% due 7/25/45 (a)	256,492
167,399	0.659% due 12/25/45 (a)	79,345
251,099	0.679% due 12/25/45 (a)	117,402
552,932	Zuni Mortgage Loan Trust, 0.519% due 8/25/36 (a)	528,923
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $32,186,081)	20,571,172
CORPORATE BONDS & NOTES — 0.6%
FINANCIALS — 0.5%
Diversified Financial Services — 0.3%
335,000	JPMorgan Chase & Co., Senior Notes, 2.125% due 6/22/12	331,791
Thrifts & Mortgage Finance — 0.2%
200,000	Countrywide Financial Corp., 1.686% due 3/24/09 (a)	199,733
	TOTAL FINANCIALS	531,524
INDUSTRIALS — 0.1%
Airlines — 0.1%
73,889	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11	67,239
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $607,887)	598,763
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.3%
U.S. Government Agencies — 3.3%
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes,
	5.000% due 12/14/18 (b)	2,831,355
	Federal National Mortgage Association (FNMA):
200,000	6.250% due 2/1/11 (b)	210,426
190,000	Subordinated Notes, 5.250% due 8/1/12 (b)	196,471

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $3,337,672)	$3,238,252
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $129,267,319)	114,750,714
SHORT-TERM INVESTMENTS — 9.7%
U.S. Government Agency — 3.4%
$3,339,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.200% -
	0.351% due 5/18/09 (b)(f)(g)
	(Cost - $3,335,924)	3,336,028
Repurchase Agreements — 6.3%
1,318,000	Merrill Lynch repurchase agreement dated 1/30/09, 0.210% due 2/2/09;
	Proceeds at maturity - $1,318,023; (Fully collateralized by U.S.
	government agency obligation, 0.000% due 11/16/09; Market value - $1,344,360)	1,318,000
4,882,000	Morgan Stanley repurchase agreement dated 1/30/09, 0.170% due 2/2/09;
	Proceeds at maturity - $4,882,069; (Fully collateralized by U.S.
	government agency obligation, 5.110% due 6/1/11; Market value - $4,979,642)	4,882,000
	Total Repurchase Agreements
	(Cost — $6,200,000)	6,200,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $9,535,924)	9,536,028
	TOTAL INVESTMENTS — 127.1% (Cost — $138,803,243#)	124,286,742
	Liabilities in Excess of Other Assets — (27.1)%	(26,508,660)

	TOTAL NET ASSETS — 100.0%	$97,778,082

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(b)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
(c)	This security is traded on a to-be-announced ("TBA") basis (See Note 1).
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	- Adjustable Rate Mortgage
CMT	- Constant Maturity Treasury
GMAC	- General Motors Acceptance Corp.
GSAMP	- Goldman Sachs Alternative Mortgage Products
HELOC	- Home Equity Line of Credit
MASTR	- Mortgage Asset Securitization Transactions Inc.

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Schedule of Written Options
		Expiration	Strike
Contracts	Security	Date	Price	Value
50	Eurodollar Futures, Put	6/15/09	$97.50	$6,875
50	Eurodollar Futures, Put	6/15/09	97.63	6,875
100	Eurodollar Futures, Put	12/14/09	98.50	101,250
150	Eurodollar Midcurve 1-Year Futures, Put	3/13/09	98.50	129,375
20	U.S. Treasury 10-Year Notes Futures, Call	2/20/09	126.00	6,250
10	U.S. Treasury 10-Year Notes Futures, Call	2/20/09	116.00	67,656
25	U.S. Treasury 10-Year Notes Futures, Call	2/20/09	120.00	79,297
25	U.S. Treasury 10-Year Notes Futures, Call	2/20/09	118.00	122,266
60	U.S. Treasury 10-Year Notes Futures, Put	2/20/09	119.00	18,750
73	U.S. Treasury 10-Year Notes Futures, Put	2/20/09	122.00	78,703
40	U.S. Treasury 10-Year Notes Futures, Put	2/20/09	126.00	130,000
15	U.S. Treasury Bonds Futures, Put	2/20/09	124.00	23,203
15	U.S. Treasury Bonds Futures, Put	2/20/09	126.00	36,094
	Total Written Options
	(Premiums Received — $615,710)			$806,594

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series M Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$124,286,742	-	$123,758,260	$528,482
Other financial instruments*	(2,386,881)	$(1,597,567)	(789,314)	-
Total	$121,899,861	$(1,597,567)	$122,968,946	$528,482

* Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of October 31, 2008	-
Accrued Premiums/Discounts	-
Realized Gain (Loss)	-
Change in unrealized appreciation
(depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	$528,482

Balance as of January 31, 2009	$528,482

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities, as a cash flow management technique or to enhance returns. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

Notes to Schedule of Investments (unaudited) (continued)

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Notes to Schedule of Investments (unaudited) (continued)

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indication of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,959,616
Gross unrealized depreciation	(16,476,117)
Net unrealized depreciation	$(14,516,501)

At January 31, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	75	9/09	$18,313,313	$18,494,063	$180,750
90-Day Eurodollar	125	12/09	30,686,562	30,765,625	79,063
90-Day Eurodollar	75	6/10	18,454,125	18,381,563	(72,562)
U.S. Treasury 5-Year Notes	170	3/09	20,104,327	20,089,219	(15,108)
					$172,143

Notes to Schedule of Investments (unaudited) (continued)

Contracts to Sell:
U.S. Treasury 10-Year Notes	115	3/09	$13,281,925	$14,107,266	$(825,341)
U.S. Treasury 30-Year Bonds	55	3/09	6,830,897	6,968,672	(137,775)
					$(963,116)
Net Unrealized Loss on Open Futures Contracts					$(790,973)

During the period ended January 31, 2009, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2008	801	$703,979
Options written	1,048	856,079
Options closed	(850)	(697,412)
Options expired	(366)	(246,936)
Written options, outstanding January 31, 2009	633	$615,710

At January 31, 2009, the Portfolio held TBA securities with a total cost of $25,783,568.

At January 31, 2009, the Portfolio had the following open swap contracts:

PERIODIC
PAYMENTS
			PERIODIC	RECEIVED
	NOTIONAL	TERMINATION	PAYMENTS MADE	BY THE	UNREALIZED
SWAP COUNTERPARTY	AMOUNT	DATE	BY THE FUND ‡	FUND ‡	APPRECIATION
Interest Rate Swaps:
3-Month
Barclay's Capital Inc.	$1,005,000	5/31/12	LIBOR	4.400%	$73,905

‡ Percentage shown is an annual percentage rate.

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

			PERIODIC
			PAYMENTS
			RECEIVED		UPFRONT
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	BY THE	MARKET	PREMIUMS	UNREALIZED
(REFERENCE ENTITY)	AMOUNT(2)	DATE	FUND‡	VALUE (3)	RECEIVED	DEPRECIATION
Barclay's Capital Inc. (CDX North	$ 100,000		0.750%
America Crossover Index)		6/20/12	quarterly	$ (10,541)	$ (973)	$ (9,568)
Barclay's Capital Inc. (CDX North	2,000,000		0.750%
America Crossover Index)		6/20/12	quarterly	(210,814)	(67,794)	(143,020)
Barclay's Capital Inc. (CDX North	1,500,000		0.750%
America Crossover Index)		6/20/12	quarterly	(158,110)	(21,055)	(137,055)
Barclay's Capital Inc. (CDX North	1,000,000		0.750%
America Crossover Index)		6/20/12	quarterly	(105,407)	(31,523)	(73,884)
Barclay's Capital Inc. (CDX North	1,000,000		0.750%
America Crossover Index)		6/20/12	quarterly	(105,407)	(23,403)	(82,004)
Barclay's Capital Inc. (CDX North	500,000		0.750%
America Crossover Index)		6/20/12	quarterly	(52,703)	(6,157)	(46,546)
Barclay's Capital Inc. (CDX North	1,000,000		0.750%
America Crossover Index)		6/20/12	quarterly	(105,407)	(9,565)	(95,842)
Barclay's Capital Inc. (CDX North	1,000,000		0.750%
America Crossover Index)		6/20/12	quarterly	(105,407)	(15,357)	(90,050)
Barclay's Capital Inc. (CDX North	2,928,000		0.600%
America Crossover Index)		12/20/12	quarterly	(166,062)	(106,532)	(59,530)
Barclay's Capital Inc. (CDX North	976,000		0.350%
America Crossover Index)		6/20/12	quarterly	(56,637)	(15,343)	(41,294)
Barclay's Capital Inc. (CDX North	966,670		1.400%
America Crossover Index)		12/20/12	quarterly	(130,366)	(45,940)	(84,426)
Net unrealized depreciation on sales of credits default swaps on credit indices						$(863,219)

Notes to Schedule of Investments (unaudited) (continued)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡ Percentage shown is an annual percentage rate.

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

By:  /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 24, 2009